Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses [Abstract]
Accrued compensation	$ 10,781	$ 13,578
Accrued professional fees	1,422	2,612
Accrued inventory purchases	121	340
Accrued IT support	570	613
Accrued legal fees	0	79
Accrued other	323	586
Total	$ 13,217	$ 17,808